Document and Entity Information	May 24, 2024
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001786205
Document Type	8-K
Document Period End Date	May 24, 2024
Entity Registrant Name	Arcellx, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-41259
Entity Tax Identification Number	47-2855917
Entity Address, Address Line One	800 Bridge Parkway
Entity Address, City or Town	Redwood City
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94065
City Area Code	(240)
Local Phone Number	327-0603
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.001 par value per share
Trading Symbol	ACLX
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false